Business Segment Information 10K	6 Months Ended
Jun. 30, 2011
Segment Reporting
Segment Reporting Disclosure [Text Block]

NOTE 12.  Business Segment Information

Operating segments are defined as component of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker (its CEO) in deciding how to allocate resources and assessing performance. The Company presently has only one operating segment.

Revenue by geographic areas for the years ended December 31, 2010 and 2009, are as follows:

	2010	2009

United States	$551,927	$345,642
International:
Canada	50,547	543
Japan	893,498	1,035
Asia - other	125,795	––
Europe(1)	545,522	32,153

Total revenue	$2,167,289	$379,373

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(1)  Sales to Europe in 2010 included approximately $332,000 to Luxembourg.

Revenues are attributed to geographical areas based on where the Company’s products are shipped.

Long-lived assets by geographic areas as of December 31, 2010 and 2009, are as follows:

	2010	2009

United States	$1,040,098	$287,770
Malaysia	151,742	154,226

Total long-lived assets	$1,191,840	$441,996